Acquisitions and Investments - Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Current assets, net of cash acquired			$ 351
Property, plant and equipment			443
Intangible assets			273
Goodwill	1,903	1,000	377
Other assets			73
Total assets acquired	3,329	3,672	1,517
Current liabilities			234
Long-term debt			16
Other liabilities			229
Total liabilities	932	792	479
Cash consideration, net of cash acquired			1,038
Ameron [Member]
Business Acquisition [Line Items]
Current assets, net of cash acquired			245
Property, plant and equipment			402
Intangible assets			142
Goodwill			199
Other assets			59
Total assets acquired			1,047
Current liabilities			154
Long-term debt			16
Other liabilities			173
Total liabilities			343
Cash consideration, net of cash acquired			704
All Other Acquisitions [Member]
Business Acquisition [Line Items]
Current assets, net of cash acquired	428	1,441	106
Property, plant and equipment	250	248	41
Intangible assets	894	981	131
Goodwill	1,590	1,000	178
Other assets	49	2	14
Total assets acquired	3,211	3,672	470
Current liabilities	186	585	80
Long-term debt		1
Other liabilities	123	206	56
Total liabilities	833	792	136
Cash consideration, net of cash acquired	$ 2,378	$ 2,880	$ 334